Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended						1 Months Ended						12 Months Ended
	Aug. 01, 2007 Vessel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	May 31, 2010	Apr. 30, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Dropdown Predecessor [Member]	Dec. 31, 2011 Dropdown Predecessor [Member]	Dec. 31, 2010 Dropdown Predecessor [Member]	Jun. 30, 2012 Dropdown Predecessor [Member]	Jun. 30, 2012 Dropdown Predecessor [Member] Teekay Corporation [Member] Vessel	Jun. 26, 2012 Dropdown Predecessor [Member] Teekay Corporation [Member] Vessel	Jun. 15, 2012 Dropdown Predecessor [Member] Teekay Corporation [Member] Vessel	Jun. 30, 2012 Dropdown Predecessor [Member] Teekay Corporation [Member] Class A [Member]	Jun. 30, 2012 Product tanker [Member] Teekay Corporation [Member] Vessel	Jun. 30, 2012 Conventional tankers [Member] Teekay Corporation [Member] Vessel	Dec. 31, 2010 Conventional Tanker [Member] Tanker
Business Acquisition [Line Items]
Business acquisition, purchase price components														Seven conventional oil tankers and six product tankers and related time-charter contracts, debt facilities and an interest rate swap
Aggregate purchase price					$ 107.5	$ 44.5	$ 124.2						$ 454.2	$ 454.2
Assumption of outstanding debt														428.1
Number of vessels acquired	3													13	3	10		6	7	5
Business acquisition, number of shares issued																	4.5
Business acquisition, cash paid														1.1
Business acquisition, purchase price fair value																	25.0
Business acquisition of Class A common share value, per share																	$ 5.60
Business acquisition, purchase price fair value														18.3
Business acquisition, price per share														$ 4.11
Business acquisition, delta between stock fair value and agreed price														6.7
Business acquisition, assumed working capital														8.4
Business acquisition, assumed debt obligations recorded on a pushed down basis														106.9
Decrease in the Company's net income due to the common control exchanges										9.2	104.0	38.7
Increase in the Company's revenue due to the common control exchanges										42.2	94.1	123.9
General and administrative expenses due to the common control exchanges										2.6	7.5	10.2
Debt recorded for Dropdown Predecessor											108.7
Interest expense due to the common control exchanges										11.7	36.4	45.9
Investment in a joint venture		50.00%
Useful life of vessels		25 years
Depreciation of vessels and equipments excluding amortization of dry-docking expenditures		$ 63.4	$ 65.8	$ 69.0
Period to dry dock								2 years 6 months	5 years